BlackRock Advantage U.S. Total Market V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 96.9%
Aerospace & Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 1,398 $ 55,766
Axon Enterprise, Inc.
(a)
............... 194 17,596
Boeing Co. (The) ................... 540 89,240
Curtiss-Wright Corp. ................. 1,257 117,228
HEICO Corp. ..................... 2,100 219,786
Hexcel Corp.
(b)
..................... 439 14,729
L3Harris Technologies, Inc. ............ 1,241 210,772
Lockheed Martin Corp. ............... 1,894 725,932
Mercury Systems, Inc.
(a)
.............. 655 50,736
Moog, Inc., Class A ................. 617 39,198
Northrop Grumman Corp. ............. 721 227,468
Teledyne Technologies, Inc.
(a)
........... 1,272 394,587
2,163,038
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.
(b)
......... 4,480 457,811
Expeditors International of Washington, Inc. . 1,304 118,038
FedEx Corp. ...................... 148 37,225
Hub Group, Inc., Class A
(a)
............. 4,489 225,325
United Parcel Service, Inc., Class B ...... 1,982 330,261
XPO Logistics, Inc.
(a)
................ 727 61,548
1,230,208
Airlines — 0.4%
Alaska Air Group, Inc. ................ 8,632 316,190
Delta Air Lines, Inc. ................. 3,230 98,774
Spirit Airlines, Inc.
(a)
................. 10,261 165,202
United Airlines Holdings, Inc.
(a)
.......... 3,716 129,131
709,297
Auto Components — 0.1%
Aptiv plc ......................... 2,343 214,806
Automobiles — 1.0%
Tesla, Inc.
(a)
....................... 3,852 1,652,547
Banks — 2.6%
Bank of America Corp. ............... 37,256 897,497
Bank of Hawaii Corp.
(b)
............... 928 46,882
Bank OZK
(b)
...................... 5,409 115,320
BOK Financial Corp. ................. 568 29,258
Citigroup, Inc. ..................... 2,139 92,212
Credicorp Ltd. ..................... 170 21,078
Cullen/Frost Bankers, Inc.
(b)
............ 5,846 373,852
First Horizon National Corp. ............ 14,846 139,998
First Republic Bank ................. 4,876 531,777
JPMorgan Chase & Co. .............. 10,728 1,032,785
Pinnacle Financial Partners, Inc. ......... 816 29,041
Prosperity Bancshares, Inc. ............ 1,423 73,754
Republic First Bancorp, Inc.
(a)
........... 25,113 49,724
South State Corp. .................. 737 35,486
US Bancorp ...................... 4,737 169,821
Wells Fargo & Co. .................. 28,837 677,958
Zions Bancorp NA .................. 3,504 102,387
4,418,830
Beverages — 1.6%
Brown-Forman Corp., Class B .......... 986 74,266
Coca-Cola Co. (The) ................ 2,550 125,893
Coca-Cola European Partners plc ........ 1,968 76,378
Keurig Dr Pepper, Inc. ............... 745 20,562
PepsiCo, Inc. ..................... 17,592 2,438,251
2,735,350
Biotechnology — 3.4%
AbbVie, Inc. ...................... 18,911 1,656,414
ACADIA Pharmaceuticals, Inc.
(a)
......... 1,334 55,027
Security Shares Value
Biotechnology (continued)
Alexion Pharmaceuticals, Inc.
(a)
......... 1,324 $ 151,505
Amgen, Inc. ...................... 6,267 1,592,821
Biogen, Inc.
(a)
..................... 857 243,114
Gilead Sciences, Inc. ................ 14,422 911,326
Immunomedics, Inc.
(a)
................ 1,022 86,901
Incyte Corp.
(a)
..................... 344 30,871
Inovio Pharmaceuticals, Inc.
(a)
.......... 862 9,999
Moderna, Inc.
(a)
.................... 1,367 96,715
Novavax, Inc.
(a)
.................... 350 37,923
Regeneron Pharmaceuticals, Inc.
(a)
....... 499 279,330
Vertex Pharmaceuticals, Inc.
(a)
.......... 2,053 558,662
Vir Biotechnology, Inc.
(a)
.............. 263 9,029
5,719,637
Building Products — 0.7%
Advanced Drainage Systems, Inc. ....... 1,819 113,578
Allegion plc ....................... 8,006 791,873
Lennox International, Inc. ............. 477 130,035
Trex Co., Inc.
(a)
.................... 1,636 117,138
1,152,624
Capital Markets — 4.1%
Ameriprise Financial, Inc. ............. 2,272 350,138
Bank of New York Mellon Corp. (The) ..... 761 26,133
Cboe Global Markets, Inc. ............. 4,833 424,047
Charles Schwab Corp. (The) ........... 24,306 880,606
CME Group, Inc.
(b)
.................. 4,284 716,756
E*TRADE Financial Corp. ............. 583 29,179
FactSet Research Systems, Inc. ......... 1,223 409,558
Franklin Resources, Inc.
(b)
............. 1,310 26,658
Intercontinental Exchange, Inc. ......... 4,243 424,512
Invesco Ltd. ...................... 5,031 57,404
MarketAxess Holdings, Inc. ............ 454 218,642
Moody's Corp. ..................... 4,095 1,186,936
MSCI, Inc. ....................... 392 139,858
S&P Global, Inc. ................... 3,998 1,441,679
State Street Corp. .................. 2,360 140,019
T. Rowe Price Group, Inc. ............. 3,359 430,691
TD Ameritrade Holding Corp. ........... 1,390 54,419
Westwood Holdings Group, Inc. ......... 1,973 21,979
6,979,214
Chemicals — 2.2%
Air Products & Chemicals, Inc. .......... 2,609 777,117
Ecolab, Inc. ...................... 6,181 1,235,211
FMC Corp.
(b)
...................... 3,818 404,364
Mosaic Co. (The) ................... 14,309 261,425
PPG Industries, Inc. ................. 5,038 615,039
Scotts Miracle-Gro Co. (The) ........... 530 81,042
Sherwin-Williams Co. (The) ............ 443 308,656
Trinseo SA ....................... 1,284 32,922
3,715,776
Commercial Services & Supplies — 0.3%
Cintas Corp. ...................... 1,034 344,146
MSA Safety, Inc. ................... 834 111,898
456,044
Communications Equipment — 0.9%
Acacia Communications, Inc.
(a)
.......... 200 13,480
Cisco Systems, Inc. ................. 35,540 1,399,921
Lumentum Holdings, Inc.
(a)
............ 332 24,943
ViaSat, Inc.
(a)
...................... 1,143 39,308
1,477,652
Construction & Engineering — 0.7%
Comfort Systems USA, Inc.
(b)
........... 8,681 447,158
EMCOR Group, Inc. ................. 7,652 518,117

BlackRock Advantage U.S. Total Market V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Construction & Engineering (continued)
MasTec, Inc.
(a)
..................... 6,021 $ 254,086
1,219,361
Construction Materials — 0.0%
Vulcan Materials Co. ................ 223 30,225
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 15,224 381,666
American Express Co. ............... 5,152 516,488
Curo Group Holdings Corp. ............ 2,657 18,732
916,886
Distributors — 0.1%
Genuine Parts Co.
(b)
................. 2,328 221,556
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)
.... 2,842 432,098
Chegg, Inc.
(a)
...................... 2,621 187,244
ServiceMaster Global Holdings, Inc.
(a)
..... 1,396 55,672
Strategic Education, Inc. .............. 1,098 100,434
WW International, Inc.
(a)
.............. 1,656 31,249
806,697
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,529 1,177,345
Diversified Telecommunication Services — 0.8%
AT&T, Inc. ........................ 18,445 525,867
CenturyLink, Inc.
(b)
.................. 2,707 27,314
Verizon Communications, Inc.
(b)
......... 12,253 728,931
1,282,112
Electric Utilities — 1.5%
Alliant Energy Corp. ................. 9,313 481,016
Eversource Energy ................. 6,197 517,759
IDACORP, Inc. .................... 8,494 678,671
NextEra Energy, Inc. ................ 1,597 443,263
Pinnacle West Capital Corp. ........... 4,192 312,514
Xcel Energy, Inc. ................... 1,747 120,561
2,553,784
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 4,754 472,548
Generac Holdings, Inc.
(a)
.............. 296 57,317
GrafTech International Ltd. ............ 930 6,361
Hubbell, Inc. ...................... 3,862 528,476
Rockwell Automation, Inc. ............. 822 181,399
1,246,101
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc. ....................... 8,521 220,183
National Instruments Corp.
(b)
........... 8,608 307,305
Zebra Technologies Corp., Class A
(a)
...... 458 115,627
643,115
Energy Equipment & Services — 0.2%
Archrock, Inc. ..................... 9,893 53,224
Schlumberger NV .................. 11,714 182,270
Seadrill Ltd.
(a)
..................... 29 6
TechnipFMC plc .................... 3,475 21,927
257,427
Entertainment — 1.8%
Activision Blizzard, Inc. ............... 9,660 781,977
Electronic Arts, Inc.
(a)
................ 458 59,728
Marcus Corp. (The) ................. 10,562 81,644
Netflix, Inc.
(a)
...................... 2,187 1,093,566
Roku, Inc.
(a)
....................... 1,891 357,021
Take-Two Interactive Software, Inc.
(a)
...... 858 141,759
Walt Disney Co. (The) ............... 4,575 567,666
Security Shares Value
Entertainment (continued)
Warner Music Group Corp., Class A ...... 567 $ 16,295
3,099,656
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.
(b)
..... 2,175 348,000
American Tower Corp. ............... 3,221 778,612
AvalonBay Communities, Inc.
(b)
......... 1,591 237,600
Boston Properties, Inc. ............... 1,206 96,842
Camden Property Trust ............... 1,395 124,127
CorePoint Lodging, Inc. .............. 29,596 161,298
Crown Castle International Corp. ........ 337 56,111
Equinix, Inc. ...................... 254 193,073
Equity Residential .................. 10,293 528,340
Essex Property Trust, Inc. ............. 403 80,918
Federal Realty Investment Trust ......... 474 34,811
Host Hotels & Resorts, Inc. ............ 8,380 90,420
Life Storage, Inc. ................... 445 46,845
Macerich Co. (The) ................. 107 727
Outfront Media, Inc. ................. 2,886 41,991
Prologis, Inc. ...................... 20,588 2,071,565
QTS Realty Trust, Inc., Class A ......... 425 26,783
Realty Income Corp. ................. 2,016 122,472
Regency Centers Corp. .............. 844 32,089
Simon Property Group, Inc. ............ 1,614 104,394
Welltower, Inc. ..................... 593 32,668
5,209,686
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. .............. 5,106 1,812,630
Walmart, Inc. ...................... 764 106,891
1,919,521
Food Products — 1.4%
Campbell Soup Co.
(b)
................ 664 32,118
General Mills, Inc. .................. 14,412 888,932
Hershey Co. (The) .................. 6,979 1,000,370
Hormel Foods Corp. ................. 351 17,160
McCormick & Co., Inc. (Non-Voting) ...... 2,587 502,137
2,440,717
Gas Utilities — 0.2%
Southwest Gas Holdings, Inc. .......... 2,176 137,306
UGI Corp. ........................ 5,850 192,933
330,239
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories ................. 10,643 1,158,278
Co-Diagnostics, Inc.
(a)(b)
............... 2,502 34,002
Danaher Corp. .................... 2,015 433,890
Dentsply Sirona, Inc. ................ 491 21,471
DexCom, Inc.
(a)
.................... 1,345 554,449
Edwards Lifesciences Corp.
(a)
.......... 12,809 1,022,414
Globus Medical, Inc., Class A
(a)
......... 1,115 55,215
Haemonetics Corp.
(a)
................ 318 27,746
Hologic, Inc.
(a)
..................... 744 49,454
IDEXX Laboratories, Inc.
(a)
............. 2,007 788,972
LivaNova plc
(a)
..................... 681 30,788
Medtronic plc ..................... 4,624 480,526
Quidel Corp.
(a)
..................... 187 41,024
Stryker Corp. ..................... 2,701 562,807
West Pharmaceutical Services, Inc. ...... 1,220 335,378
5,596,414
Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.
(a)
............... 3,190 90,468
Amedisys, Inc.
(a)
................... 131 30,972
AmerisourceBergen Corp. ............. 2,078 201,400
AMN Healthcare Services, Inc.
(a)
......... 1,831 107,040

BlackRock Advantage U.S. Total Market V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Health Care Providers & Services (continued)
Anthem, Inc. ...................... 2,825 $ 758,767
Cardinal Health, Inc. ................. 5,051 237,144
Cigna Corp. ...................... 1,268 214,812
CVS Health Corp. .................. 7,563 441,679
HCA Healthcare, Inc. ................ 491 61,218
Laboratory Corp. of America Holdings
(a)
.... 864 162,665
McKesson Corp. ................... 4,019 598,550
Quest Diagnostics, Inc. ............... 2,648 303,170
UnitedHealth Group, Inc. .............. 4,614 1,438,507
4,646,392
Health Care Technology — 0.5%
(a)
Teladoc Health, Inc. ................. 1,848 405,155
Veeva Systems, Inc., Class A ........... 1,624 456,653
861,808
Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment, Inc.
(a)
.......... 1,915 107,355
Chipotle Mexican Grill, Inc.
(a)
........... 298 370,626
Choice Hotels International, Inc. ......... 291 25,014
Darden Restaurants, Inc. ............. 1,294 130,358
Dave & Buster's Entertainment, Inc. ...... 11,741 177,994
Denny's Corp.
(a)
.................... 11,683 116,830
Dine Brands Global, Inc. .............. 2,834 154,708
Domino's Pizza, Inc. ................. 559 237,732
DraftKings, Inc., Class A
(a)
............. 1,034 60,841
Dunkin' Brands Group, Inc. ............ 1,607 131,629
Extended Stay America, Inc. ........... 20,616 246,361
Jack in the Box, Inc. ................. 451 35,769
Penn National Gaming, Inc.
(a)
........... 1,615 117,410
SeaWorld Entertainment, Inc.
(a)
......... 2,547 50,227
Shake Shack, Inc., Class A
(a)
........... 2,279 146,950
Texas Roadhouse, Inc. ............... 974 59,209
Vail Resorts, Inc.
(b)
.................. 1,323 283,082
Wingstop, Inc. ..................... 853 116,562
2,568,657
Household Durables — 0.0%
Helen of Troy Ltd.
(a)
................. 187 36,188
Household Products — 1.9%
Church & Dwight Co., Inc. ............. 5,085 476,515
Clorox Co. (The)
(b)
.................. 4,575 961,528
Colgate-Palmolive Co. ............... 3,979 306,980
Procter & Gamble Co. (The) ........... 10,235 1,422,563
3,167,586
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc. .................. 1,912 233,971
Honeywell International, Inc. ........... 4,669 768,564
Roper Technologies, Inc. .............. 942 372,194
1,374,729
Insurance — 1.5%
Aflac, Inc. ........................ 3,245 117,956
Alleghany Corp. .................... 68 35,391
Allstate Corp. (The) ................. 1,299 122,288
Arthur J Gallagher & Co. .............. 1,519 160,376
Athene Holding Ltd., Class A
(a)
.......... 814 27,741
Brighthouse Financial, Inc.
(a)
........... 185 4,978
Brown & Brown, Inc. ................. 3,968 179,631
Cincinnati Financial Corp.
(b)
............ 5,714 445,521
First American Financial Corp. .......... 3,762 191,523
Hanover Insurance Group, Inc. (The) ..... 332 30,936
Lincoln National Corp. ............... 3,344 104,767
Marsh & McLennan Cos., Inc. .......... 3,123 358,208
Progressive Corp. (The) .............. 1,695 160,466
Reinsurance Group of America, Inc. ...... 653 62,159
Security Shares Value
Insurance (continued)
Travelers Cos., Inc. (The) ............. 1,706 $ 184,572
Unum Group ...................... 17,649 297,033
Willis Towers Watson plc .............. 662 138,239
2,621,785
Interactive Media & Services — 4.7%
(a)
Alphabet, Inc., Class A ............... 1,875 2,748,000
Alphabet, Inc., Class C ............... 1,473 2,164,721
Facebook, Inc., Class A .............. 8,611 2,255,221
Twitter, Inc. ....................... 18,505 823,472
Yelp, Inc. ........................ 1,798 36,122
8,027,536
Internet & Direct Marketing Retail — 4.4%
(a)
Amazon.com, Inc. .................. 2,267 7,138,171
Etsy, Inc. ........................ 1,540 187,310
Grubhub, Inc. ..................... 472 34,140
Wayfair, Inc., Class A
(b)
............... 476 138,521
7,498,142
IT Services — 5.7%
Accenture plc, Class A ............... 4,019 908,254
Automatic Data Processing, Inc. ......... 8,725 1,217,050
Fiserv, Inc.
(a)
...................... 4,557 469,599
GoDaddy, Inc., Class A
(a)
.............. 2,400 182,328
Mastercard, Inc., Class A .............. 4,469 1,511,282
Okta, Inc.
(a)
....................... 890 190,326
Paychex, Inc. ..................... 3,897 310,864
PayPal Holdings, Inc.
(a)
............... 12,288 2,421,104
Twilio, Inc., Class A
(a)
................ 188 46,453
Visa, Inc., Class A .................. 11,873 2,374,244
9,631,504
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.
(a)
........ 155 7,538
Agilent Technologies, Inc. ............. 4,946 499,249
Avantor, Inc.
(a)
..................... 1,444 32,476
Illumina, Inc.
(a)
..................... 675 208,629
Mettler-Toledo International, Inc.
(a)
....... 129 124,582
Repligen Corp.
(a)
................... 549 80,999
Thermo Fisher Scientific, Inc. ........... 1,039 458,739
Waters Corp.
(a)
.................... 530 103,710
1,515,922
Machinery — 1.5%
AGCO Corp. ...................... 606 45,008
Deere & Co. ...................... 1,426 316,044
Fortive Corp. ...................... 2,368 180,465
Illinois Tool Works, Inc. ............... 3,368 650,731
Oshkosh Corp.
(b)
................... 4,037 296,720
PACCAR, Inc. ..................... 2,522 215,076
Snap-on, Inc. ..................... 2,486 365,765
Xylem, Inc. ....................... 4,938 415,385
2,485,194
Media — 2.0%
AMC Networks, Inc., Class A
(a)
.......... 11,044 272,897
Cable One, Inc. .................... 28 52,792
Comcast Corp., Class A .............. 11,430 528,752
Discovery, Inc., Class A
(a)
............. 23,895 520,194
Discovery, Inc., Class C
(a)
............. 1,631 31,968
Gray Television, Inc.
(a)
................ 5,038 69,373
Interpublic Group of Cos., Inc. (The) ...... 45,586 759,919
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
447 14,827
Meredith Corp.
(b)
................... 7,468 97,980
MSG Networks, Inc., Class A
(a)
.......... 12,330 117,998
Nexstar Media Group, Inc., Class A ....... 409 36,782

BlackRock Advantage U.S. Total Market V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Media (continued)
Sirius XM Holdings, Inc. .............. 161,101 $ 863,501
3,366,983
Metals & Mining — 0.3%
Materion Corp. .................... 1,393 72,478
Newmont Corp. .................... 1,299 82,421
Reliance Steel & Aluminum Co. ......... 480 48,979
Royal Gold, Inc. .................... 1,947 233,971
Steel Dynamics, Inc. ................. 2,155 61,698
499,547
Multiline Retail — 0.1%
Dillard's, Inc., Class A
(b)
............... 1,716 62,669
Kohl's Corp. ...................... 5,170 95,800
Nordstrom, Inc. .................... 1,885 22,469
180,938
Multi-Utilities — 0.8%
Ameren Corp. ..................... 3,893 307,858
CMS Energy Corp. .................. 16,422 1,008,475
Consolidated Edison, Inc. ............. 1,067 83,013
Sempra Energy .................... 159 18,819
1,418,165
Oil, Gas & Consumable Fuels — 1.7%
Callon Petroleum Co.
(a)(b)
.............. 32,778 157,990
Chevron Corp. ..................... 2,075 149,400
Concho Resources, Inc. .............. 5,953 262,646
ConocoPhillips .................... 8,861 290,995
Delek US Holdings, Inc. .............. 1,470 16,361
Devon Energy Corp. ................. 7,909 74,819
EOG Resources, Inc. ................ 13,505 485,370
Exxon Mobil Corp. .................. 561 19,259
HollyFrontier Corp. .................. 1,608 31,694
Laredo Petroleum, Inc.
(a)
.............. 13,248 129,831
ONEOK, Inc. ...................... 3,178 82,565
Phillips 66 ........................ 6,535 338,774
Scorpio Tankers, Inc. ................ 5,827 64,505
Valero Energy Corp. ................. 10,382 449,748
Williams Cos., Inc. (The) .............. 17,091 335,838
2,889,795
Paper & Forest Products — 0.2%
Boise Cascade Co. ................. 8,818 352,015
Verso Corp., Class A ................ 4,317 34,061
386,076
Personal Products — 0.0%
Coty, Inc., Class A .................. 6,816 18,403
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co. .............. 11,797 711,241
Catalent, Inc.
(a)
.................... 783 67,072
Eli Lilly & Co. ..................... 4,418 653,952
Johnson & Johnson ................. 13,487 2,007,945
Merck & Co., Inc. ................... 15,127 1,254,785
Mylan NV
(a)
....................... 2,319 34,391
Pfizer, Inc. ....................... 27,706 1,016,810
Zoetis, Inc. ....................... 6,830 1,129,477
6,875,673
Professional Services — 0.4%
IHS Markit Ltd. .................... 919 72,151
Robert Half International, Inc. ........... 4,200 222,348
Verisk Analytics, Inc. ................. 2,321 430,104
724,603
Real Estate Management & Development — 0.0%
Newmark Group, Inc., Class A .......... 18,810 81,259
Security Shares Value
Road & Rail — 0.8%
Covenant Logistics Group, Inc., Class A
(a)
.. 1,496 $ 26,165
CSX Corp. ....................... 4,515 350,680
Landstar System, Inc. ................ 892 111,937
Lyft, Inc., Class A
(a)
.................. 4,564 125,738
Old Dominion Freight Line, Inc. ......... 2,532 458,089
Union Pacific Corp. ................. 1,138 224,038
Universal Logistics Holdings, Inc. ........ 3,296 68,755
1,365,402
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.
(a)
......... 3,417 280,160
Analog Devices, Inc. ................. 7,684 897,030
Applied Materials, Inc. ............... 10,584 629,219
Cirrus Logic, Inc.
(a)
.................. 7,760 523,412
Intel Corp. ....................... 29,870 1,546,668
Lam Research Corp. ................ 637 211,325
Monolithic Power Systems, Inc. ......... 377 105,413
NVIDIA Corp. ..................... 5,051 2,733,702
Silicon Laboratories, Inc.
(a)
............. 454 44,424
Texas Instruments, Inc. ............... 4,592 655,692
Xilinx, Inc. ........................ 703 73,281
7,700,326
Software — 10.0%
8x8, Inc.
(a)(b)
....................... 10,970 170,583
Adobe, Inc.
(a)
...................... 4,586 2,249,112
Autodesk, Inc.
(a)
.................... 704 162,631
Cadence Design Systems, Inc.
(a)
........ 1,343 143,204
Cloudflare, Inc., Class A
(a)
............. 2,310 94,849
HubSpot, Inc.
(a)
.................... 938 274,112
Intuit, Inc. ........................ 2,096 683,736
j2 Global, Inc.
(a)
.................... 466 32,257
Microsoft Corp. .................... 43,752 9,202,358
New Relic, Inc.
(a)
................... 399 22,488
Paylocity Holding Corp.
(a)
............. 268 43,261
RingCentral, Inc., Class A
(a)
............ 1,137 312,232
salesforce.com, Inc.
(a)
................ 7,639 1,919,833
ServiceNow, Inc.
(a)
.................. 1,493 724,105
Slack Technologies, Inc., Class A
(a)
....... 3,112 83,588
Teradata Corp.
(a)
................... 2,446 55,524
VMware, Inc., Class A
(a)
.............. 2,750 395,092
Workday, Inc., Class A
(a)
.............. 856 184,151
Zoom Video Communications, Inc., Class A
(a)
772 362,925
17,116,041
Specialty Retail — 2.4%
American Eagle Outfitters, Inc. .......... 7,148 105,862
Best Buy Co., Inc. .................. 2,246 249,957
Buckle, Inc. (The)
(b)
................. 7,771 158,451
Children's Place, Inc. (The) ............ 4,280 121,338
Designer Brands, Inc., Class A
(b)
......... 34,269 186,081
Five Below, Inc.
(a)
................... 536 68,072
Guess?, Inc.
(b)
..................... 20,772 241,371
Home Depot, Inc. (The) .............. 8,690 2,413,300
Lowe's Cos., Inc. ................... 2,525 418,796
Signet Jewelers Ltd.
(b)
................ 4,827 90,265
4,053,493
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc. ....................... 70,494 8,163,910
HP, Inc. ......................... 7,131 135,418
NetApp, Inc. ...................... 3,962 173,694
8,473,022
Textiles, Apparel & Luxury Goods — 1.2%
Crocs, Inc.
(a)
...................... 2,110 90,160
Lululemon Athletica, Inc.
(a)
............. 1,156 380,752
NIKE, Inc., Class B
(b)
................ 8,043 1,009,718

BlackRock Advantage U.S. Total Market V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.
(b)
.............. 5,048 $ 203,737
Ralph Lauren Corp. ................. 5,615 381,652
2,066,019
Trading Companies & Distributors — 0.8%
Fastenal Co. ...................... 445 20,065
GATX Corp.
(b)
..................... 9,263 590,516
SiteOne Landscape Supply, Inc.
(a)
........ 1,109 135,243
WW Grainger, Inc. .................. 1,609 574,043
1,319,867
Water Utilities — 0.0%
American Water Works Co., Inc.
(b)
........ 565 81,857
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc. ......... 17,351 319,952
United States Cellular Corp.
(a)
.......... 7,288 215,215
535,167
Total Common Stocks — 96.9%
(Cost: $145,102,496) ............................. 165,163,944
Security Shares Value
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. (Expires
12/31/2020)
(a)
................... 3,948 $ 8,883
Total Rights — 0.0%
(Cost: $8,409) ................................. 8,883
Total Long-Term Investments — 96.9%
(Cost: $145,110,905) ............................. 165,172,827
Short-Term Securities — 6.0%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 4,961,957 4,961,957
SL Liquidity Series, LLC, Money Market Series,
0.25%
(d)
....................... 5,224,367 5,226,457
Total Short-Term Securities — 6.0%
(Cost: $10,188,721) .............................. 10,188,414
Total Investments — 102.9%
(Cost: $155,299,626 ) ............................. 175,361,241
Liabilities in Excess of Other Assets — (2.9)% ............ (4,942,805)
Net Assets — 100.0% .............................. $ 170,418,436
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,117,321 $ 3,844,636 $ — $ — $ — $ 4,961,957 4,961,957 $ 7,057 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,996,974 — (3,761,788) (8,278) (451) 5,226,457 5,224,367 33,409
(b)
—
$ (8,278) $ (451) $ 10,188,414 $ 40,466 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage U.S. Total Market V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 33 12/18/20 $ 5,531 $ (17,122)
Glossary of Terms Used in this Report
Portfolio Abbreviations
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock Advantage U.S. Total Market V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 165,172,827 $ — $ — $ 165,172,827
Short-Term Securities ....................................... 4,961,957 — — 4,961,957
Subtotal ....................................................
$ 170,134,784 $ — $ — $ 170,134,784
Investments Valued at NAV
(a)
...................................... 5,226,457
$ —
Total Investments .............................................. $ 175,361,241
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (17,122) $ — $ — $ (17,122)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.